Commitments and Contingencies Future Minimum Lease Payments Under Noncancelable Operating and Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leases Future Minimum Payments Due [Abstract]
2014	$ 3,066
2015	2,834
2016	2,235
2017	2,219
2018	2,180
Thereafter	2,030
Total minimum lease payments	$ 14,564